Assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of detailed information about amounts of discontinued operations included in profit explanatory
Results of the discontinued operations, which have been included in profit for the year, were as follows:

	2019 £m	2018 £m	2017 £m
Revenue	2,387.5	2,555.7	2,657.8
Costs of services	(1,951.5)	(2,104.4)	(2,147.4)
Gross profit	436.0	451.3	510.4
General and administrative costs	(151.7)	(257.8)	(180.1)
Operating profit	284.3	193.5	330.3
Share of results of associates	6.5	13.0	15.5
Profit before interest and taxation	290.8	206.5	345.8
Finance income	3.6	5.4	6.2
Finance costs	(17.3)	(9.7)	(7.9)
Revaluation of financial instruments	(9.4)	3.5	18.3
Profit before taxation	267.7	205.7	362.4
Attributable tax expense	(78.8)	(67.9)	(114.0)
Profit after taxation	188.9	137.8	248.4

Goodwill impairment on classification as held for sale 1	(94.5)	–	–
Gain on sale of discontinued operations	73.8	–	–
Attributable tax expense on sale of discontinued operations	(157.4)	–	–

Net gain attributable to discontinued operations	10.8	137.8	248.4

Attributable to
Equity holders of the parent	(3.8)	126.4	237.1
Non-controlling interests	14.6	11.4	11.3
	10.8	137.8	248.4

Note
1	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.

Disclosure of detailed information about gain on sale of discontinued operations explanatory
The gain on sale of discontinued operations disposed by 31 December 2019 is calculated as follows:

2019 £m
Intangible assets (including goodwill)	2,410.0
Property, plant and equipment	115.7
Right-of-use assets	103.5
Interests in associates and joint ventures	92.3
Other investments	11.5
Deferred tax assets	44.1
Corporate income tax recoverable	49.8
Trade and other receivables	748.8
Cash and cash equivalents	324.9
Trade and other payables	(839.8)
Corporate income tax payable	(48.2)
Lease liabilities	(106.3)
Deferred tax liabilities	(98.6)
Provisions for post-employment benefits	(26.7)
Provisions for liabilities and charges	(22.4)
Net assets	2,758.6

Non-controlling interests	(19.1)
Net assets excluding non-controlling interests	2,739.5

Consideration received in cash and cash equivalents	2,352.1
Re-investment in equity stake 1	231.7
Transaction costs	(56.1)
Deferred consideration 2	1.6
Total consideration received	2,529.3

Loss on sale before exchange adjustments	(210.2)
Exchange adjustments recycled to the income statement	284.0
Gain on sale of discontinued operation	73.8

Notes
1	Re-investment in equity stake represents the value of the Group’s 40% stake in the new Kantar group as part of the disposal.
2
Deferred consideration is made up of £79.6 million expected to be received in future periods on the satisfaction of certain conditions and the deferral of £78.0 million consideration against services the Group will supply to Kantar on favourable terms in the future. The conditions expected to be met in the future include the settlement of ongoing legal cases, realisation of the value of certain investments and the utilisation of certain tax losses and allowances. There was uncertainty at the date of disposal in regard to the ultimate resolution of these items and estimates of amounts due to be received were required to be made; there were no individually material estimates. Future services provided by the Group to Kantar arose through the negotiation of Transition Service Arrangements, as is customary for a disposal of this magnitude. The Group will support Kantar for a period of up to 4 years, primarily in the area of IT, on terms which are favourable to the disposal group. As such, an element of consideration has been deferred and will be recognised as the services are provided.

Disclosure of detailed information about major classes of assets and liabilities held for sale
The major classes of assets and liabilities comprising the operations classified as held for sale at 31 December 2019 are as follows:

2019 £m
Non-current assets
Intangible assets:
Goodwill	155.4
Other	5.9
Property, plant and equipment	12.8
Right-of-use assets	25.7
Interests in associates and joint ventures	4.6
Other investments	0.6
Deferred tax assets	5.9
Trade and other receivables	2.6
213.5

Current assets
Corporate income tax recoverable	15.9
Trade and other receivables	189.4
Cash and short-term deposits	66.5
271.8

Total assets classified as held for sale	485.3

Current liabilities
Trade and other payables	(130.4)
Corporate income tax payable	(3.8)
Bank overdrafts	(0.2)
Short-term lease liabilities	(3.9)
(138.3)
Non-current liabilities
Trade and other payables	(1.3)
Deferred tax liabilities	(1.2)
Provisions for post-employment benefits	(8.5)
Provisions for liabilities and charges	(0.6)
Long-term lease liabilities	(20.5)
(32.1)

Total liabilities associated with assets classified as held for sale	(170.4)

Net assets of disposal group	314.9